DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
COMMON STOCKS — 98.46% Shares Fair Value
Communications — 6.82%
Alphabet, Inc., Class A
(a)
536 $ 1,450,453
Meta Platforms, Inc., Class A
(a)
2,019 632,472
Netflix, Inc.
(a)
483 206,309
Shopify, Inc., Class A
(a)
111 107,031
TEGNA, Inc. 8,533 165,199
2,561,464
Consumer Discretionary — 14.17%
Amazon.com, Inc.
(a)
366 1,094,878
Canadian Tire Corp. Ltd. 2,150 310,417
Copart , Inc.
(a)
1,360 175,780
D.R. Horton, Inc. 693 61,829
Ford Motor Co. 6,536 132,681
Hasbro, Inc. 3,250 300,560
Hilton Grand Vacations, Inc.
(a)
6,172 301,564
Home Depot, Inc. (The) 1,057 387,898
Lear Corp. 1,653 276,580
Live Nation Entertainment, Inc.
(a)
1,349 147,729
Lowe's Cos., Inc. 1,794 425,806
NIKE, Inc., Class B 3,207 474,860
O'Reilly Automotive, Inc.
(a)
105 68,434
Sekisui House Ltd. 14,600 293,629
Tesla, Inc.
(a)
692 648,210
Tractor Supply Co. 1,009 220,275
5,321,130
Consumer Staples — 5.23%
Clorox Co. (The) 1,600 268,575
Conagra Brands, Inc. 9,100 316,317
Constellation Brands, Inc., Class A 541 128,623
Costco Wholesale Corp. 1,033 521,799
Coty, Inc., Class A
(a)
11,839 100,395
General Mills, Inc. 2,452 168,403
McCormick & Co., Inc. 1,772 177,749
PepsiCo, Inc. 827 143,501
Spectrum Brands Holdings, Inc. 1,544 138,003
1,963,365
Energy — 4.83%
Chevron Corp. 684 89,830
ConocoPhillips 1,028 91,101
Exxon Mobil Corp. 7,879 598,489
Green Plains, Inc.
(a)
5,421 165,557
Kinder Morgan, Inc. 19,000 329,840
Murphy USA, Inc. 1,172 230,486
Pioneer Natural Resources Co. 396 86,680
Williams Cos., Inc. (The) 7,458 223,293
1,815,276
Financials — 14.45%
Ameriprise Financial, Inc. 1,085 330,177

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS — 98.46% - continued Shares Fair Value
Financials — 14.45% - continued
Arthur J Gallagher & Co. 415 $ 65,545
Bank of America Corp. 8,317 383,746
Bank of Montreal 2,700 305,586
Berkshire Hathaway, Inc., Class B
(a)
1,403 439,167
BlackRock, Inc. 393 323,415
Charles Schwab Corp. (The) 2,757 241,789
Financial Institutions, Inc. 1,764 56,871
First American Financial Corp. 2,378 177,185
Interactive Brokers Group, Inc.,
Class A 870 59,325
Jefferies Financial Group, Inc. 6,223 228,011
JPMorgan Chase & Co. 4,509 670,037
Morgan Stanley 6,942 711,833
People's United Financial, Inc. 15,357 297,619
PNC Financial Services Group, Inc.
(The) 1,554 320,108
Principal Financial Group, Inc. 2,118 154,741
Prudential Financial, Inc. 1,638 182,752
Royal Bank of Canada 2,500 285,100
Stewart Information Services Corp. 2,695 192,504
5,425,511
Health Care — 10.53%
Agilent Technologies, Inc. 2,433 338,966
AmerisourceBergen Corp. 2,633 358,615
Anthem, Inc. 342 150,819
Danaher Corp. 934 266,928
Eli Lilly & Co. 1,399 343,301
HCA Healthcare, Inc. 1,771 425,129
Horizon Therapeutics PLC
(a)
1,760 164,261
Intuitive Surgical, Inc.
(a)
1,036 294,410
McKesson Corp. 864 221,806
Mettler -Toledo International, Inc.
(a)
68 100,142
Pfizer, Inc. 1,439 75,821
Prestige Consumer Healthcare, Inc.
(a)
1,653 93,312
Thermo Fisher Scientific, Inc. 560 325,528
UnitedHealth Group, Inc. 914 431,928
Zoetis, Inc. 1,811 361,819
3,952,785
Industrials — 5.42%
Atlas Air Worldwide Holdings, Inc.
(a)
1,751 140,658
CSX Corp. 12,865 440,240
Deere & Co. 790 297,356
Fastenal Co. 2,383 135,068
Insperity , Inc. 1,326 142,585
Johnson Controls International PLC 1,549 112,566
Knight-Swift Transportation
Holdings, Inc. 2,064 116,781
Pentair PLC 2,396 152,625

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS — 98.46% - continued Shares Fair Value
Industrials — 5.42% - continued
Rockwell Automation, Inc. 369 $ 106,722
Trane Technologies PLC 1,337 231,435
United Rentals, Inc.
(a)
496 158,780
2,034,816
Materials — 3.05%
Alcoa Corp. 2,377 134,800
Carlisle Cos., Inc. 1,275 284,885
Eagle Materials, Inc. 1,188 173,270
Martin Marietta Materials, Inc. 407 158,372
Sensient Technologies Corp. 2,387 202,274
Sherwin-Williams Co. (The) 668 191,389
1,144,990
Real Estate — 3.14%
National Retail Properties, Inc. 7,000 310,659
Orion Office REIT, Inc.
(a)
237 3,944
Public Storage 1,387 497,282
Realty Income Corp. 2,382 165,335
Simon Property Group, Inc. 1,367 201,222
1,178,442
Technology — 26.23%
Adobe, Inc.
(a)
735 392,711
Advanced Micro Devices, Inc.
(a)
3,283 375,083
Analog Devices, Inc. 657 107,728
Apple, Inc. 16,157 2,823,920
Applied Materials, Inc. 803 110,959
Automatic Data Processing, Inc. 1,657 341,624
Broadcom, Inc. 896 524,948
Cisco Systems, Inc. 7,367 410,121
Consensus Cloud Solutions, Inc.
(a)
477 27,046
Intuit, Inc. 266 147,691
KLA Corp. 652 253,804
Microsoft Corp. 7,440 2,313,690
Mimecast Ltd.
(a)
2,781 221,674
Moody's Corp. 330 113,190
NVIDIA Corp. 1,972 482,864
NXP Semiconductors NV 983 201,948
Paychex, Inc. 933 109,870
Perficient , Inc.
(a)
978 102,514
S&P Global, Inc. 459 190,586
salesforce.com, Inc.
(a)
1,313 305,443
ServiceNow , Inc.
(a)
310 181,592
Verisk Analytics, Inc. 595 116,697
9,855,703
Utilities — 4.59%
Enel SpA 38,500 293,335
IDACORP, Inc. 2,467 271,913
NextEra Energy, Inc. 2,185 170,692
NRG Energy, Inc. 7,837 312,932

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS — 98.46% - continued Shares Fair Value
Utilities — 4.59% - continued
Pinnacle West Capital Corp. 4,448 $ 309,625
Snam S.p.A.
(a)
51,700 288,126
Vistra Energy Corp. 3,495 76,226
1,722,849
Total Common Stocks (Cost $35,984,899) 36,976,331
MONEY MARKET FUNDS - 1.02%
First American Treasury Obligations Fund, Class X, 0.01%
(b)
383,324 383,324
Total Money Market Funds (Cost $383,324) 383,324
Total Investments — 99.48% (Cost $36,368,223) 37,359,655
Other Assets in Excess of Liabilities — 0.52% 195,214
NET ASSETS — 100.00% $ 37,554,869
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2022.
REIT - Real Estate Investment Trust

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
MUNICIPAL BONDS — 98.40%
Principal
Amount Fair Value
Alabama - 1.31%
Alabama Public School & College Authority Revenue
Refunding Bonds, 5.00%, 2/1/2022 $ 25,000 $ 25,000
The University of Alabama General Revenue Bonds, Series
2014 B, 5.00%, 7/1/2022 105,000 107,004
132,004
Arizona - 3.54%
City of Sedona AZ Excise Tax Revenue Bonds, 4.50%, 7/1/2026 250,000 254,171
City of Tucson AZ Water System Revenue Refunding Bonds,
Series 2013 A, 5.00%, 7/1/2022 65,000 66,241
Maricopa County AZ School District No. 11 School
Improvement & Refunding Bonds, Series 2015,
5.00%, 7/1/2022 35,000 35,653
356,065
California - 1.65%
California State General Obligation Bonds, 3.00%, 4/1/2022 60,000 60,268
Contra Cost County CA Public Financing Authority Lease
Revenue Refunding Bonds, Series 2021 B, 4.00%,
6/1/2022 5,000 5,059
San Francisco CA City & County Public Utilities Commission
Water Revenue Bonds, Series 2012 A, 4.00%,
11/1/2041 75,000 75,667
State of California Department of Water Resources Power
Supply Revenue Bonds, 4.00%, 5/1/2022 25,000 25,226
166,220
Colorado - 3.53%
City & County of Denver CO Airport System Revenue Bonds,
Series 2012 B, 5.00%, 11/15/2022 5,000 5,178
Lower Colorado River Tax Authority Transmission Contract
Revenue Refunding Bonds, 5.00%, 5/15/2022 345,000 349,605
354,783
Connecticut - 0.61%
Town of Tolland CT General Obligation Notes, 4.00%,
10/15/2022 55,000 56,354
University of Connecticut General Obligation Bonds, Series
2109 A, 5.00%, 11/1/2022 5,000 5,166
61,520
District of Columbia - 5.47%
District of Columbia Carnegie Endowment for International
Peace Revenue Bonds, Series 2006, 0.05%,
11/1/2045
(a)
300,000 300,000
District of Columbia Water & Sewer Authority Public
Utilities Revenue Bonds, Series 2014 B-2, 0.06%,
10/1/2050
(a)
250,000 250,000
550,000

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
MUNICIPAL BONDS — 98.40% - continued
Principal
Amount Fair Value
Florida - 6.69%
Broward County FL School District Certificates of Participation,
5.00%, 7/1/2022 $ 45,000 $ 45,846
Hillsborough County FL School Board Certificates of
Participation, Series 2015 A, 5.00%, 7/1/2022 10,000 10,187
Hillsborough County FL School Board Certificates of
Participation, Series 2016 A, 5.00%, 7/1/2022 40,000 40,747
Hillsborough County FL School Board Certificates of
Participation, Series 2017 C, 5.00%, 7/1/2022 25,000 25,467
Jacksonville FL Capital Improvement Revenue Refunding
Bonds, Series 2012, 5.00%, 10/1/2022 110,000 113,328
JEA Electric System Revenue Bonds, Series 2013 3-A, 5.00%,
10/1/2022 35,000 36,035
JEA Water & Sewer System Revenue Bonds, Series 2008 B,
0.09%, 10/1/2041
(a)
300,000 300,000
Miami-Dade County FL Capital Asset Acquisition Special
Obligation Refunding Bonds, 5.00%, 4/1/2022 25,000 25,188
Miami-Dade County FL School Board Certificates of
Participation, Series 2015 D, 5.00%, 2/1/2022 10,000 10,000
Miami-Dade County FL School Board Certificates of
Participation, Series 2105 A, 5.00%, 5/1/2022 10,000 10,114
Pasco County School Board Refunding Certificates of
Participation, 5.00%, 8/1/2022 25,000 25,558
Volusia County Educational Facilities Authority Revenue
Bonds, 3.00%, 10/15/2022 30,000 30,496
672,966
Illinois - 6.67%
Illinois Educational Facilities Authority Revenue Bonds, Series
2003 B, 0.05%, 7/1/2033
(a)
200,000 200,000
Illinois Finance Authority Revenue Bonds, Series 2012 B,
5.00%, 7/1/2022 50,000 50,933
Illinois State General Obligation Bonds, Series 2014, 5.00%,
2/1/2022 45,000 45,000
Illinois State General Obligation Bonds, Series 2012, 5.00%,
3/1/2022 50,000 50,179
Illinois State General Obligation Bonds, Series 2014, 5.00%,
4/1/2022 100,000 100,721
Illinois State General Obligation Bonds, Series 2012, 5.00%,
6/1/2022 35,000 35,502
Illinois State General Obligation Refunding Bonds, Series 2012,
5.00%, 8/1/2022 80,000 81,698
Metropolitan Pier & Exposition Authority State Tax Revenue
Bonds, Series 2002 B, 5.65%, 6/15/2022 50,000 50,935
University of Illinois Auxiliary Facilities System Refunding
Revenue Bonds, Series 2001 A, 5.50%, 4/1/2022 30,000 30,252

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
MUNICIPAL BONDS — 98.40% - continued
Principal
Amount Fair Value
Illinois - 6.67% - continued
University of Illinois Refunding Certificates of Participation,
Series 2014 C, 5.00%, 3/15/2022 $ 25,000 $ 25,140
670,360
Indiana - 4.99%
Boone Township IN School Building Corp. Taxable & Valorem
Property Tax First Mortgage Refunding Bonds,
Series 2020 A, 2.00%, 7/15/2022 75,000 75,426
Indiana Finance Authority State Revolving Fund Program
Refunding Revenue Bonds, Series 2013 A, 5.00%,
2/1/2022 300,000 300,000
Indianapolis Local Public Improvement Bond Bank Bonds,
5.25%, 7/1/2022 25,000 25,499
Plainfield IN Redevelopment Authority Indiana Lease Rental
Revenue Bonds, 4.00%, 8/1/2022 100,000 101,631
502,556
Iowa - 1.62%
City of Council Bluffs IA General Obligation Bonds, Series
2018 A, 5.00%, 6/1/2022 160,000 162,426
Kentucky - 6.51%
Breckinridge County School District Finance Corp. Revenue
Bonds, 5.00%, 5/1/2022 250,000 252,772
Fayette County School District Finance Corp. Revenue Bonds,
Series 2012 A, 4.00%, 4/1/2022 365,000 367,152
Kentucky State Property & Buildings Commission Revenue
Bonds, Series 2018, 5.00%, 5/1/2022 35,000 35,389
655,313
Louisiana - 4.35%
Louisiana State University & Agricultural & Mechanical
College Auxiliary Revenue Refunding Bonds,
5.00%, 7/1/2022 430,000 437,789
Maryland - 2.98%
Washington Suburban Sanitary District General Obligation
Bonds, Series 2016 B-4, 0.06%, 6/1/2023
(a)
200,000 200,000
Washington Suburban Sanitary District General Obligation
Bonds, Series 2015 B-3, 0.06%, 6/1/2023
(a)
100,000 100,000
300,000
Massachusetts - 5.16%
Ayer Shirley Regional School District General Obligation
Bonds, 3.00%, 9/1/2022 100,000 101,340
Massachusetts State Development Finance Agency Revenue
Bonds, Series 2020 U, 5.00%, 7/1/2022 55,000 56,050
Massachusetts State Health & Educational Facilities Authority
Revenue Bonds, Series 2001 J-2, 0.04%, 7/1/2031
(a)
300,000 300,000
Town of Middleborough MA General Obligation Bonds, 5.00%,
10/1/2022 60,000 61,795
519,185

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
MUNICIPAL BONDS — 98.40% - continued
Principal
Amount Fair Value
Michigan - 0.61%
Great Lakes Water Authority Water Supply System Revenue
Refunding 2nd Lien Bonds, Series 2018 A, 5.00%,
7/1/2022 $ 60,000 $ 61,125
Minnesota - 0.95%
Metropolitan Council Minneapolis-St Paul MN Met Area
General Obligation Transit Refunding Bonds, 5.00%,
3/1/2022 10,000 10,039
St Cloud Independent School District No. 742 General
Obligation Crossover Refunding Bonds, 4.00%,
2/1/2022 5,000 5,000
St Paul Port Authority Revenue Tax-Exempt Limited Tax
Supported Refunding Bonds, Series 2017 1, 5.00%,
3/1/2022 30,000 30,116
Zumbro Education District Certificates of Participation, 4.00%,
2/1/2022 50,000 50,000
95,155
Missouri - 2.04%
City of Hazelwood MO Refunding Certificates of Participation,
4.00%, 4/1/2022 75,000 75,432
Fort Zumwalt MO School District General Obligation
Refunding & Improvement Bonds, Series 2015,
4.00%, 3/1/2022 10,000 10,030
St Charles Community College General Obligation Refunding
Bonds, 3.00%, 2/15/2022 120,000 120,118
205,580
Nebraska - 0.85%
University of Nebraska Facilities Corp. Revenue Bonds, 5.00%,
2/15/2022 85,000 85,147
Nevada - 0.83%
County of Washoe NV General Obligation Bonds, 5.00%,
12/1/2022 80,000 82,929
New Jersey - 3.42%
Jersey City NJ General Obligation Bonds, 4.00%, 2/15/2022 50,000 50,067
Maplewood Township NJ General Improvement Bonds, Series
2018, 5.00%, 2/15/2022 50,000 50,085
New Jersey Building Authority State Building Revenue
Refunding Bonds, 5.00%, 6/15/2022 25,000 25,397
New Jersey State General Obligation Bonds, Series 2016,
5.00%, 6/1/2022 35,000 35,505
New Jersey State General Obligation Refunding Bonds, 5.25%,
8/1/2022 75,000 76,695
New Jersey Transportation Trust Fund Authority Revenue
Bonds, 5.00%, 6/15/2022 65,000 66,087

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
MUNICIPAL BONDS — 98.40% - continued
Principal
Amount Fair Value
New Jersey - 3.42% - continued
Swedesboro-Woolwich Consolidated School District General
Obligation Refunding Bonds, 5.00%, 2/15/2022 $ 40,000 $ 40,067
343,903
New York - 17.79%
Battery Park City Authority Junior Revenue Bonds, Series 2019
D-1, 0.06%, 11/1/2038
(a)
300,000 300,000
City of New York General Obligation Bonds, Series 2012 A-2,
0.11%, 10/1/2038
(a)
400,000 400,000
Erie County NY Fiscal Stability Authority Sales Tax State Aid
Refunding Revenue Bonds, Series 2016 A, 5.00%,
5/15/2022 50,000 50,670
Hudson Yards Infrastructure Corp. Revenue Refunding Bonds,
5.00%, 2/15/2022 70,000 70,121
Kingston City School District New York School District Bonds,
3.00%, 6/1/2022 25,000 25,219
New York City Trust for Cultural Resources Revenue Bonds,
Series 2009 A, 0.05%, 7/1/2032
(a)
250,000 250,000
New York City Trust for Cultural Resources Revenue Bonds,
Series 2006 A-2, 0.05%, 10/1/2036
(a)
200,000 200,000
New York State Dormitory Authority Revenue Bonds, Series
2012 A, 5.00%, 7/1/2022 35,000 35,671
New York State Energy Research & Development Authority
Facilities Revenue Bonds, Series 2005 A-3, 0.05%,
5/1/2039
(a)
300,000 300,000
New York State Urban Development Corp. State Personal
Income Tax Revenue Bonds, Series 2013 D, 5.00%,
3/15/2022 75,000 75,425
New York State Urban Development Corp. State Sales Tax
Revenue Bonds, 5.00%, 3/15/2022 30,000 30,170
Niagara County NY General Obligation Water Improvement
Bonds, Series 2016 C, 5.00%, 8/1/2022 50,000 51,144
1,788,420
North Carolina - 0.35%
University of North Carolina at Charlotte General Revenue
Bonds, 5.00%, 4/1/2022 35,000 35,271
Ohio - 1.99%
Ohio State General Obligation Infrastructure Improvement
Bonds, Series 2004 A, 0.05%, 2/1/2023
(a)
200,000 200,000
Oklahoma - 0.25%
City of Midwest City OK General Obligation Bonds, 3.00%,
4/1/2022 25,000 25,105
Pennsylvania - 2.76%
Bristol Borough PA School District General Obligation
Refunding Bonds, Series 2016 B, 5.00%, 3/1/2022 65,000 65,242

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
MUNICIPAL BONDS — 98.40% - continued
Principal
Amount Fair Value
Pennsylvania - 2.76% - continued
Commonwealth Financing Authority Revenue Refunding
Bonds, 5.00%, 6/1/2022 $ 50,000 $ 50,763
Manheim Central School District General Obligation Bonds,
Series 2016 B, 5.00%, 3/1/2022 125,000 125,467
Parkland PA School District General Obligation Bonds, 5.00%,
4/15/2022 10,000 10,092
Wilson PA Area School District General Obligation Bonds,
4.00%, 3/15/2022 25,000 25,109
276,673
Rhode Island - 0.51%
Rhode Island Health & Educational Building Corp. Higher
Educational Facility Revenue Refunding Bonds,
Series 2012 B, 5.00%, 8/15/2022 50,000 51,213
South Carolina - 1.50%
Aiken County SC Consolidated School District General
Obligation Bonds, Series 2019 A, 5.00%, 4/1/2022 50,000 50,387
County of Jasper SC General Obligation Bond, Series 2017 A,
5.00%, 3/1/2022 50,000 50,189
Georgetown County School District General Obligation Bonds,
4.00%, 3/1/2022 50,000 50,152
150,728
Tennessee - 0.25%
Rutherford County TN General Obligation Refunding Bonds,
5.00%, 4/1/2022 10,000 10,077
Shelby County TN General Obligation Refunding Bonds,
4.00%, 3/1/2022 15,000 15,046
25,123
Texas - 1.65%
County of Collin TX General Obligation Bonds, 5.00%,
2/15/2022 100,000 100,172
Galveston TX Waterworks & Sewer System Revenue Refunding
Bonds, 5.00%, 5/1/2022 65,000 65,731
165,903
Virginia - 2.98%
Fairfax County VA Economic Development Authority Revenue
Bonds, Series 2003 A, 0.04%, 12/1/2033
(a)
300,000 300,000
Washington - 3.74%
Port of Seattle WA Refunding Revenue Bonds, Series 2015 B,
5.00%, 3/1/2022 65,000 65,247
Washington State General Obligation Bonds, Series 2013 R-C,
5.00%, 7/1/2022 250,000 254,719
Washington State General Obligation Bonds, Series 2016 B,
5.00%, 7/1/2022 55,000 56,038
376,004

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
MUNICIPAL BONDS — 98.40% - continued
Principal
Amount Fair Value
Wisconsin - 0.85%
City of Milwaukee WI General Obligation Promissory Notes,
4.00%, 3/1/2022 $ 25,000 $ 25,074
D.C. Everest Area School District General Obligation
Refunding Bonds, 2.00%, 4/1/2022 60,000 60,162
85,236
Total Municipal Bonds (Cost $9,897,123) 9,894,702
MONEY MARKET FUNDS - 4.31%
Federated Hermes Institutional Tax-Free Cash Trust,
Institutional Shares, 0.01%
(b)
433,208 433,208
Total Money Market Funds (Cost $433,208) 433,208
Total Investments — 102.71% (Cost $10,330,331) 10,327,910
Liabilities in Excess of Other Assets — (2.71)% (272,247)
NET ASSETS — 100.00% $ 10,055,663
(a) Certain variable rate securities are not based on a published reference rate spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b) Rate disclosed is the seven day effective yield as of January 31, 2022.